Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share [Abstract]
Net income (loss)	$ 26,528	$ 106,798	$ 451,852	$ (407,918)	$ (184,940)	$ (1,200)	$ 585,178	$ (594,057)	$ 483,430	$ (675,874)
Accretion of temporary equity to redemption value								(12,727,453)		(12,727,452)
Net income (loss) including accretion of temporary equity to redemption value							585,178	(13,321,510)
Less: Monthly extension fees	225,000						375,000		$ 600,000	$ 79,931,250
Less: Income on trust account to be allocated to redeemable shares	357,678			353,596			1,762,208	440,326
Net loss excluding monthly extension fees and dividend income on trust account	$ (556,150)			$ (761,514)			$ (1,552,030)	$ (13,761,836)